LONG-TERM INCENTIVE PLAN	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
LONG-TERM INCENTIVE PLAN
14.	LONG-TERM INCENTIVE PLAN

The Board previously adopted the StoneMor Partners L.P. 2014 Long-Term Incentive Plan (the “2014 Plan”). Effective August 22, 2018, the Board amended and restated the 2014 Plan (the “2018 Plan”). On March 27, 2019, the Board amended and restated the 2018 Plan (the “2019 Plan”) to (i) increase the number of common units of the Company reserved for issuance under the 2019 Plan and (ii) make certain other clarifying changes and updates to the 2019 Plan. The 2019 Plan permitted the grant of awards covering a total of 4,000,000 common units of the Company. A “unit” under the 2019 Plan was defined as a common unit of the Company and such other securities as may be substituted or resubstituted for common units of the Company, including but not limited to shares of the Company’s common stock.

On December 18, 2019, the Board approved the first amendment to the 2019 Plan, which permits the grant of awards covering a total of 8,500,000 common units of the Company. On December 31, 2019, the Board approved the assumption of the 2019 Plan and all outstanding awards thereunder by the Company in connection with the C-Corporation Conversion. The 2019 Plan is intended to promote the interests of the Company by providing to employees, consultants and directors of the Company incentive compensation awards to encourage superior performance and enhance the Company’s ability to attract and retain the services of individuals who are essential for its growth and profitability and to encourage them to devote their best efforts to advancing the Company’s business.

Phantom unit and restricted unit awards

On April 15, 2019, the Compensation, Nominating and Governance Committee (the “Compensation Committee”) approved the award of 1,015,047 phantom unit awards consisting of 494,421 phantom units subject to time-based vesting (“TVUs”) and 520,626 phantom units subject to performance-based vesting (“PVUs”) to certain members of the Company’s senior management.

The TVUs had a vesting period equal to three equal annual installments on each April 3 (or first business day thereafter) commencing on April 3, 2020. The PVUs vested based on the extent, if any, to which the Compensation Committee determines that the performance conditions established by the Compensation Committee for calendar years 2019, 2020 and 2021 have been achieved or waived in writing, as follows:

•

if the “threshold” performance condition with respect to a calendar year has been achieved or waived but not the “target” condition, then 25% of the PVUs subject to vesting with respect to such year (rounded down to the nearest whole phantom unit) shall vest;

•	if the “target” performance condition with respect to a calendar year has been achieved or waived, then 50% of the PVUs subject to vesting with respect to such year shall vest; and

•	if the “maximum” performance condition with respect to a calendar year has been achieved or waived, then 100% of the PVUs subject to vesting with respect to such year shall vest.

Also on April 15, 2019, an additional 275,000 restricted units were awarded to an officer of the Company pursuant to his employment agreement that were scheduled to vest in equal quarterly installments over a four year period commencing July 15, 2019, the three month anniversary of the grant date.

The Recapitalization Transactions, described in Note 1 General, resulted in a Change of Control as defined in the 2019 Plan. The Change of Control accelerated the vesting of certain awards, including all those granted on April 15, 2019, resulting in the immediate vesting of 1,351,493 phantom and restricted units. These awards were net settled with 376,351 units withheld to satisfy the participants’ tax withholding obligations, resulting in a net number of 975,142 common units to be issued. The Company recognized $2.2 million in stock-based compensation expense related to this accelerated vesting. These units were delivered in the third quarter of 2019.

In addition, an aggregate of 238,554 phantom units issued under the LTIP and held in deferred compensation accounts for certain directors that either became payable as a result of the Recapitalization Transactions or had previously become payable were issued in the third quarter of 2019.

A rollforward of phantom unit and restricted unit awards as of December 31, 2019 is as follows:

	Number of Phantom Unit and Restricted Unit Awards	Weighted Average Grant Date Fair Value
Total non-vested at December 31, 2018	1,029,638	$7.49
Units issued	1,381,572	2.86
Units vested	(1,819,131)	5.16
Units forfeited	(32,861)	6.68

Total non-vested at December 31, 2019	559,218	$3.67

For the years ended December 31, 2019 and 2018, the Company recognized $3.6 million and $2.4 million, respectively, of non-cash stock compensation expense related to phantom unit and restricted unit awards into earnings. As of December 31, 2019, total unamortized compensation cost related to unvested restricted stock awards was $0.5 million, which the Company expects to recognize over the remaining weighted-average period of 2.75 years.

Non-qualified stock options

On December 18, 2019, the Compensation Committee approved the granting of unit options to employees of the Company, including certain members of senior management to purchase an aggregate of 5.5 million common units at an exercise price of $1.20 per unit. The option awards vest in three equal annual installments on each December 18 (or first business day thereafter) commencing on December 18, 2020, provided that the recipient remains employed by the Company. The Company measured the option awards at their grant-date fair value utilizing the Black-Scholes model and will recognize stock compensation expense on a straight-line basis over the weighted-average service period, which is expected to be three years. The option awards expire no later than 10 years from the date of grant.

A rollforward of stock options as of December 31, 2019 is as follows:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Total outstanding at December 31, 2018	—	$—	$—
Options granted	5,500,000	0.34	1.20
Options exercisable	—	—	—
Options exercised	—	—	—
Options forfeited	—	—	—
Options expired	—	—	—

Total outstanding at December 31, 2019	5,500,000	$0.34	$1.20

For the years ended December 31, 2019 and 2018, non-cash stock compensation expense related to stock options was not material. As of December 31, 2019, total unrecognized compensation cost related to unvested stock options was $1.9 million, which the Company expects to recognize over the remaining weighted-average period of 3 years.

Assumptions used in calculating the fair value of the stock options granted during the year are summarized below:

2019
Valuation assumptions:
Expected dividend yield	None
Expected volatility	23.41%
Expected term (years)	6.0
Risk-free interest rate	1.78%
Weighted average:
Exercise price per stock option	$1.20
Market price per share	$1.23
Weighted average fair value per stock option	$0.34